Inventories, Net - Summary of Inventories, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Inventory, Net [Abstract]
Raw materials	$ 2,847,150	$ 2,904,134
Work-in-progress	1,631,627	1,321,802
Finished goods	5,218,727	3,456,116
Inventories	$ 9,697,504	$ 7,682,052